Supplementary Information (Supplementary Cash Flow Information) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supplementary Information [Abstract]
Interest Paid	$ 509	$ 486	$ 507
Income Taxes Paid, net of Amounts Recovered	$ (124)	$ (88)	$ 2,024